UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 23,510,129				$ 33,004,122				$ 23,510,129	$ 33,004,122
Distribution payable	(9,184,007)				(18,236,814)				(9,184,007)	(18,236,814)
Unallocated cash and U.S. Government securities	14,326,122				14,767,308				14,326,122	14,767,308
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 16,805,692					16,805,692
Net income	5,083,581	$ 6,150,196	$ 13,911,687	4,910,288	6,786,679	$ 13,585,062	$ 18,871,455	$ 6,315,848	30,055,752	45,559,044	$ 33,423,425
Distributions declared									(35,030,427)
Ending Balance	11,831,017				16,805,692				$ 11,831,017	$ 16,805,692
Distributions declared per unit (in dollars per unit)									$ 3.36	$ 2.79	$ 1.49
Distributed cash payments									$ 44,083,234	$ 36,604,828	$ 19,548,815
Distribution declared per unit									$ 0.70	$ 1.39	$ 1.18
Unallocated Reserve
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				16,805,689				10,606,675	$ 16,805,689	$ 10,606,675	$ 10,376,876
Net income									30,055,752	45,559,044	33,423,425
Distributions declared									(35,030,427)
Ending Balance	11,831,014				16,805,689				11,831,014	16,805,689	10,606,675
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 3				$ 3	3	3	3
Ending Balance	$ 3				$ 3				$ 3	$ 3	$ 3